Material Accounting Policies - Additional Information (Detail)		1 Months Ended	12 Months Ended
		Jan. 30, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2024 $ / shares	Jan. 01, 2023 CNY (¥)
Accounting policies [line items]
Financial liabilities measured at FVPL			¥ 0	¥ 0	¥ 0
Forecast period used for impairment testing			The Group bases its impairment calculation on the most recent budgets and forecast calculations, which are prepared separately for each of the Group’s cash-generating units to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of 5 years. A long-term growth rate is calculated and applied to project future cash flows after the five-year period.
Increase (decrease) through treasury share transactions, equity			¥ 0
Right of use assets depreciation policy			Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows: • Plant and machinery: 3 to 15 years • Motor vehicles and other equipment: 3 to 5 years
Par value per share | $ / shares									$ 0.00001
Other payables	[1]		¥ 298,766,000	238,338,000	426,713,000
Contract liabilities			827,975,000	2,187,080,000	3,067,715,000
Third Party Entity A [Member]
Accounting policies [line items]
Current debt instruments issued										¥ 3,840,000,000
Proceeds from current borrowings		¥ 940,000,000			940,000,000	¥ 2,110,000,000	¥ 2,110,000,000
Third Party Entity B [Member]
Accounting policies [line items]
Proceeds from current borrowings								¥ 90,000,000.00
Third Party Entity C [Member]
Accounting policies [line items]
Proceeds from current borrowings							700,000,000
Payments to acquire distressed assets							¥ 700,000,000
Third Party Entity [Member]
Accounting policies [line items]
Increase (decrease) in fair value of credit derivatives				1,898,000,000	¥ 786,000,000
Other payables				¥ 1,527,000,000
Contract liabilities			¥ 710,000,000

[1]	Others comprise miscellaneous items including advances from customers and others with immaterial individual balances.